Captical Commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Capital Commitments
The Group’s capital expenditure contracted for as of December 31 but not provided in the consolidated financial statements
a
re as follows:

	2020	2019
	Million	Million
Land and buildings	8,607	7,430
Telecommunications equipment and others	37,967	34,463

	46,574	41,893